BUSINESS COMBINATION (Carrying Value of Noncontrolling Interest) (Details) € in Thousands, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 EUR (€)
Total comprehensive loss attributable to noncontrolling interest	¥ 2,130	$ 326		¥ (4,344)		¥ (6,383)
Redeemable non-controlling interest				14,849
Multi Group [Member]
Total comprehensive loss attributable to noncontrolling interest						(3,223)	€ (413)
Adjustment to redemption value				(14,539)	€ (1,845)	10,559	€ 1,313
Purchase of 7% redeemable non-controlling interest in 2020	¥ (14,849)	$ (2,276)	€ (1,900)
Redeemable non-controlling interest				¥ 14,849		¥ 29,388		€ 1,900	€ 3,745	¥ 22,052	€ 2,845